Summary of Stock Option Plans and Changes (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of options
Options outstanding at beginning of year	64,998	565,158	967,781
Granted	200,000	0	175,000
Exercised	(4,998)	(325,003)	(151,250)
Forfeited	(60,000)	(175,157)	(426,373)
Options outstanding at end of year	200,000	64,998	565,158
Exercisable at end of year	200,000
Options vested during the year ended December 31, 2012	204,998
Weighted-Average Exercise Price
Options outstanding at beginning of year	$ 4.28	$ 2.64	$ 2.57
Granted	$ 3.05	$ 0	$ 1.65
Exercised	$ 1.70	$ 1.80	$ 1.80
Forfeited	$ 4.50	$ 3.58	$ 2.38
Options outstanding at end of year	$ 3.05	$ 4.28	$ 2.64
Exercisable at end of year	$ 3.05
Options vested during the year ended December 31, 2012	$ 3.02
Weighted-Average Remaining Contractual Life (in years)
Options outstanding at end of year	4 years 2 months 12 days
Exercisable at end of year	4 years 2 months 12 days
Intrinsic Value
Options outstanding at end of year	$ 0
Exercisable at end of year	$ 0